Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Long-Term Equity Incentives. The Company’s Long-Term Equity Incentive (“LTI”) Program serves to reward executive performance that successfully executes the Company’s long-term business strategy and builds stockholder value. The LTI Program allows awards of options and stock appreciation rights, time and performance based restricted stock and performance awards. The LTI Program encourages participants to focus on long-term Company performance and provides an opportunity for executive officers and certain designated key employees to increase their ownership stake in the Company through grants of Class A Shares. The Company adopted the Hub Group, Inc. 2022 Long-Term Incentive Plan in connection with its LTI Program.
The Company has historically made an annual grant of restricted stock to its executive officers on or around January 2, and we do not time the grant of equity compensation in relation to the disclosure of material nonpublic information. Our Compensation Committee reviews management’s recommendation and approves restricted stock awards for each Section 16 Officer. Our restricted stock grants for Section 16 Officers typically vest ratably, once per year, over five years and, beginning in 2018, consisted of a performance-based restricted stock grant in addition to time-based restricted stock grant. That program of restricted stock grants continued in 2024 (the “2024 LTI Awards”) when the Compensation Committee granted the restricted awards to executives in January 2024.
For the 2024 LTI Awards, the Compensation Committee first established the long-term incentive target opportunity for each executive in the LTI Program. The target value was a target number of restricted shares for the individual awards. The 2024 LTI Awards consisted of 50% performance-based restricted stock vesting upon the third anniversary of the grant date and 50% time-based restricted stock vesting ratably, once per year, over a five-year period, subject to the executive’s continued employment. There are no other metrics tied to vesting of these time-based awards. The Compensation Committee has the discretion to accelerate the vesting of these awards.
For all participants, vesting of the performance-based 2024 LTI Awards is tied to achievement of the Company’s earnings before interest, income tax, depreciation and amortization (“EBITDA”) as a percentage of gross margin for the three-year period ending December 31, 2026.
The Compensation Committee sets threshold (0%), target (100%), and maximum (200%) levels for this performance measure under each of the 2024 LTI Awards. The levels were designed such that the underlying performance-based shares will not vest if we do not at least achieve the minimum level (threshold) of performance. Vesting at target level requires us to fully meet our performance expectations and full vesting at the maximum level requires a high level of performance. Forfeiture or grant of additional shares at performance levels between threshold, target and maximum is determined based on straight-line interpolation, with steps, for these shares.
The performance shares will vest and be released to the awardee if and only to the extent the Compensation Committee certifies that the performance levels for the awards have been satisfied.
There are significant assumptions built into the achievement levels described above for the 2024 LTI Awards. The Compensation Committee retains discretion to adjust the achievement levels when market conditions or other events (such as acquisitions or divestitures) occur during the performance period that were not anticipated in the design of the awards at grant.

Award Timing Method	Our Compensation Committee reviews management’s recommendation and approves restricted stock awards for each Section 16 Officer. Our restricted stock grants for Section 16 Officers typically vest ratably, once per year, over five years and, beginning in 2018, consisted of a performance-based restricted stock grant in addition to time-based restricted stock grant. That program of restricted stock grants continued in 2024 (the “2024 LTI Awards”) when the Compensation Committee granted the restricted awards to executives in January 2024.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we do not time the grant of equity compensation in relation to the disclosure of material nonpublic information